Shareholders’ equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Shareholders’ equity

12 Shareholders’ equity

The Company was incorporated under the laws of the Cayman Islands on 24 August 2022. The authorized share capital of the Company was US$3,200,000 divided into 4,000,000,000 shares comprising of 4,000,000,000 ordinary shares, par value US$0.0008 per share based on amended and restated memorandum and articles of association dated October 14, 2025.

On April 1, 2026, the Company completed an underwritten public offering of 4,000,000 ordinary shares at US$1.25 per share, raising gross proceeds of US$5,000,000 before underwriting discounts and other offering expenses.

In connection with the offering, the Company issued warrants to the underwriter to purchase 300,000 ordinary shares at an exercise price of US$1.5625 per share. The warrants are exercisable after issuance and expire five years after the closing date, with cashless exercise permitted under certain conditions. The warrants were classified as equity and recorded at an issuance-date fair value of S$201,113 (US$155,409), determined using the Black-Scholes option pricing model, with a corresponding reduction in additional paid-in capital as an offering cost.